Lease Arrangements - Schedule of Future Minimum Lease Payments Under Lease Agreements (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
Not later than 1 year	$ 450
Later than 1 year and not later than 5 years	504
Balance at end of year	$ 954